REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 2,318	$ 2,451	$ 4,549	$ 4,819
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,295	1,556	2,523	2,954
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	802	750	1,601	1,602
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	221	145	425	263
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	944	857	1,860	1,862
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	493	526	937	1,024
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	313	239	661	662
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	138	92	262	176
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,374	1,594	2,689	2,957
Services transferred over a period of time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	802	1,030	1,586	1,930
Services transferred over a period of time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	489	511	940	940
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 83	$ 53	$ 163	$ 87